Basis of preparation and changes to the Group's accounting policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Basis Of Presentation [Abstract]
Description of presentation currency	INR	INR	INR